COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.  COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2019, the total amount of these guarantees was $420.6 million.

Certain of the Company’s properties are subject to royalty arrangements. Set out below are the Company's most significant royalty arrangements related to operating mines:

•

The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the Kittila mine’s operations commenced, the Company has been required to pay 2.0% net smelter return royalty, defined as revenue less processing costs. The royalty is paid on an annual basis in the following year.

•

The Partnership is committed to pay a royalty on production or metal sales from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.

•	The Company is committed to pay 2.0% net smelter return royalty on the metal sales from the LaRonde Zone 5 mine in Quebec, Canada.
•	The Company is committed to pay a 12.0% net profits interest royalty on production from the Vault pit at the Meadowbank mine in Nunavut, Canada.
•	The Company is committed to pay a 1.2% net smelter return royalty on sales from the Meliadine mine in Nunavut, Canada.
•

The Company is committed to two royalty arrangements on production from the Amaruq satellite deposit at the Meadowbank Complex in Nunavut, Canada. These royalty arrangements include a 1.4% net smelter return royalty and 12.0% net profits interest royalty.

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The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 2.5% to 3.5% at the Pinos Altos and Creston Mascota mines and 0.5% at the La India mine.

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following contractual commitments as at December 31, 2019, of which $62.5 million related to capital expenditures:

Contractual
Commitments
2020	$166,492
2021	8,356
2022	3,271
2023	3,270
2024	1,722
Thereafter	5,339
Total	$188,450